THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%#
	Shares	Value
BRAZIL — 1.9%
Consumer Discretionary — 1.9%
MercadoLibre *	1,015	$2,371,994

CANADA — 5.3%
Financials — 3.8%
Intact Financial	5,330	1,037,008
Royal Bank of Canada	25,749	3,795,096
		4,832,104

Information Technology — 1.5%
Constellation Software	705	1,913,829

		6,745,933

CHINA — 7.8%
Communication Services — 4.8%
Tencent Holdings	71,832	6,119,882

Consumer Staples — 3.0%
Nongfu Spring, Cl H	541,400	3,749,891

		9,869,773

FRANCE — 14.0%
Consumer Discretionary — 1.2%
Hermes International	600	1,467,332

Consumer Staples — 2.3%
L'Oreal	6,887	2,979,582

Industrials — 8.9%
Legrand	24,669	4,072,159
Safran	12,728	4,484,500
Schneider Electric	10,005	2,790,946
		11,347,605

Materials — 1.6%
Air Liquide	9,756	2,025,766

		17,820,285

GERMANY — 6.3%
Communication Services — 0.5%
CTS Eventim & KGaA	6,456	632,146

Financials — 1.2%
Deutsche Boerse	5,696	1,525,398

Industrials — 3.2%
Rheinmetall	1,733	4,037,732

Information Technology — 1.4%
SAP	6,787	1,815,976

		8,011,252

COMMON STOCK — continued
	Shares	Value
HONG KONG — 3.6%
Financials — 3.6%
Prudential	322,001	$4,508,144

INDIA — 0.7%
Financials — 0.7%
ICICI Bank	62,741	952,540

IRELAND — 5.4%
Consumer Discretionary — 3.0%
Flutter Entertainment *	14,542	3,782,426

Industrials — 2.4%
Experian	60,317	3,019,298

		6,801,724

ITALY — 4.1%
Consumer Discretionary — 2.1%
Ferrari	5,608	2,710,012

Utilities — 2.0%
Terna - Rete Elettrica Nazionale	250,535	2,540,794

		5,250,806

JAPAN — 8.9%
Communication Services — 1.3%
Capcom	58,746	1,598,101

Industrials — 3.3%
Fujikura	33,193	3,244,445
MonotaRO	67,628	985,942
		4,230,387

Information Technology — 4.3%
Nomura Research Institute	67,498	2,589,283
Obic	83,371	2,905,597
		5,494,880

		11,323,368

NETHERLANDS — 4.3%
Communication Services — 1.9%
Universal Music Group	85,212	2,457,067

Consumer Staples — 0.9%
Coca-Cola Europacific Partners	12,635	1,142,330

Industrials — 1.5%
Wolters Kluwer	13,965	1,904,356

		5,503,753

SWEDEN — 3.6%
Industrials — 3.6%
Beijer Ref, Cl B	175,003	2,726,057
Lifco, Cl B	53,514	1,806,461
		4,532,518

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 5.0%
Consumer Staples — 0.8%
Chocoladefabriken Lindt & Spruengli	67	$1,023,453

Health Care — 4.2%
Galderma Group	30,539	5,305,626

		6,329,079

TAIWAN — 4.2%
Information Technology — 4.2%
Taiwan Semiconductor Manufacturing ADR	18,970	5,298,131

UNITED KINGDOM — 10.8%
Consumer Discretionary — 1.3%
Games Workshop Group	8,516	1,664,145

Financials — 4.2%
London Stock Exchange Group	16,220	1,857,703
NatWest Group	494,345	3,467,828
		5,325,531

Industrials — 1.5%
RELX	38,646	1,848,750

Information Technology — 2.6%
Halma	72,451	3,361,656

Utilities — 1.2%
National Grid	104,377	1,498,520

		13,698,602

UNITED STATES — 9.3%
Consumer Staples — 1.4%
Philip Morris International	11,015	1,786,633

Financials — 4.1%
Aon, Cl A	5,941	2,118,442
Mastercard, Cl A	5,497	3,126,748
		5,245,190

Industrials — 3.8%
RB Global	43,878	4,754,620

		11,786,443

TOTAL COMMON STOCK
(Cost $102,138,837)		120,804,345

TOTAL INVESTMENTS — 95.2%
(Cost $102,138,837)		$120,804,345

Percentages are based on Net Assets of $126,924,463.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%
	Shares	Value
CANADA — 1.6%
Information Technology — 1.6%
Constellation Software	140	$380,051

CHINA — 5.0%
Communication Services — 5.0%
Tencent Holdings	13,700	1,167,201

FRANCE — 6.1%
Consumer Staples — 1.0%
L'Oreal	567	245,306

Health Care — 1.3%
EssilorLuxottica	929	301,032

Industrials — 1.3%
Schneider Electric	1,102	307,409

Materials — 2.5%
Air Liquide	2,790	579,324

		1,433,071

GERMANY — 2.3%
Information Technology — 2.3%
SAP	2,021	540,752

HONG KONG — 2.7%
Financials — 2.7%
AIA Group	65,800	631,200

INDIA — 2.6%
Financials — 2.6%
ICICI Bank	40,290	611,687

IRELAND — 3.6%
Consumer Discretionary — 1.4%
Flutter Entertainment *	1,312	341,256

Industrials — 2.2%
Experian	10,292	515,188

		856,444

JAPAN — 4.9%
Communication Services — 1.3%
Capcom	11,500	312,841

Health Care — 2.4%
Hoya	4,000	553,809

Information Technology — 1.2%
Obic	7,800	271,841

		1,138,491

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — 1.9%
Communication Services — 1.9%
Universal Music Group	15,418	$444,574

TAIWAN — 6.2%
Information Technology — 6.2%
Taiwan Semiconductor Manufacturing ADR	5,164	1,442,254

UNITED KINGDOM — 3.5%
Financials — 1.4%
London Stock Exchange Group	2,768	317,024

Industrials — 2.1%
RELX	10,347	494,980

		812,004

UNITED STATES — 55.0%
Communication Services — 8.7%
Alphabet, Cl C	5,143	1,252,578
Meta Platforms, Cl A	1,066	782,849
		2,035,427

Consumer Discretionary — 8.1%
Amazon.com *	3,855	846,442
AutoZone *	120	514,829
Booking Holdings	101	545,326
		1,906,597

Consumer Staples — 5.2%
Casey's General Stores	918	518,964
Coca-Cola	10,576	701,400
		1,220,364

Financials — 4.5%
Aon, Cl A	873	311,294
CME Group, Cl A	857	231,553
Mastercard, Cl A	879	499,984
		1,042,831

Health Care — 3.7%
Abbott Laboratories	3,794	508,169
Boston Scientific *	3,629	354,299
		862,468

Industrials — 7.0%
Ferguson Enterprises	2,158	484,643
RB Global	6,977	756,028
Waste Management	1,807	399,040
		1,639,711

Information Technology — 13.0%
Amphenol, Cl A	4,475	553,781
Broadcom	1,981	653,552
Intuit	608	415,209
Microsoft	2,749	1,423,845
		3,046,387

Materials — 4.8%
Ecolab	1,700	465,562

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Vulcan Materials	2,143	$659,230
		1,124,792

		12,878,577

TOTAL COMMON STOCK
(Cost $18,944,318)		22,336,306

TOTAL INVESTMENTS — 95.4%
(Cost $18,944,318)		$22,336,306

Percentages are based on Net Assets of $23,409,240.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL SEPTEMBER 30, 2025 (Unaudited)

 GLOSSARY: (abbreviations which may be used in the preceding Schedules of Investments)

ADR — American Depositary Receipt
Cl — Class

VON-HQ-001-0300